Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment

13	Property, plant and equipment

	Leasehold property improvements € '000s	Computer hardware & software € '000s	Office equipment € '000s	Furniture & fittings € '000s	Total € '000s
Cost
At January 1, 2021	3,847	5,606	506	1,228	11,187
Additions	860	1,808	236	243	3,147
Disposals	(8)	(496)	(92)	(41)	(637)
Arising on business combinations	2,252	4,805	358	305	7,720
Effects of movements in exchange rates	255	487	51	101	894
At December 31, 2021	7,206	12,210	1,059	1,836	22,311
Additions	3,433	2,327	251	300	6,311
Disposals	(356)	(387)	(91)	(46)	(880)
Arising on business combinations	916	107	138	330	1,491
Effects of movements in exchange rates	(433)	(598)	(115)	(129)	(1,275)
At December 31, 2022	10,766	13,659	1,242	2,291	27,958

Accumulated depreciation
At January 1, 2021	2,323	3,684	129	408	6,544
Depreciation	500	2,224	189	241	3,154
Disposals	(5)	(384)	(78)	(33)	(500)
Effects of movements in exchange rates	113	438	21	43	615
At December 31, 2021	2,931	5,962	261	659	9,813
Depreciation	1,382	3,173	340	442	5,337
Disposals	(89)	(208)	(53)	(33)	(383)
Effects of movements in exchange rates	(192)	(520)	(59)	(69)	(840)
At December 31, 2022	4,032	8,407	489	999	13,927

Net book value
At December 31, 2021	4,275	6,248	798	1,177	12,498
At December 31, 2022	6,734	5,252	753	1,292	14,031